Revenue and cost of goods sold - Additional information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) customer	Dec. 31, 2022 EUR (€) customer	Dec. 31, 2021 EUR (€) customer
Cost Of Goods Sold [Line items]
Revenue from sale of goods	€ 4,348	€ 3,084	€ 852
Number of customers | customer	0	1	1
Germany
Cost Of Goods Sold [Line items]
Revenue from sale of goods	€ 3,816	€ 2,805	€ 808
Finland
Cost Of Goods Sold [Line items]
Revenue from sale of goods		41
Spain
Cost Of Goods Sold [Line items]
Revenue from sale of goods	37	24	24
Switzerland
Cost Of Goods Sold [Line items]
Revenue from sale of goods	373	€ 214
AUSTRIA
Cost Of Goods Sold [Line items]
Revenue from sale of goods	€ 122
Belgium
Cost Of Goods Sold [Line items]
Revenue from sale of goods			€ 20